Stock Subscription Advance from Shareholders (Details) - USD ($)	1 Months Ended
	Nov. 21, 2019	Feb. 05, 2020	Dec. 31, 2019
Stock Subscription Advance From Shareholders [Abstract]
Aggregate of shares common stock	2,000,000
Purchase price (in Dollars per share)	$ 0.80
Proceeds from advance (in Dollars)			$ 1,600,000
Issuance of common stock purchase		2,000,000